RIGHT-OF-USE ASSETS AND LEASE LIABILITIES- Annual lease obligations (Details) $ in Thousands	Mar. 31, 2025 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 147,316
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	36,598
One - two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	29,694
Two - three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	20,683
Three - four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	16,785
Four - five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	13,951
Due in over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 29,605